Investment Objectives and Goals	Jul. 10, 2026
VistaShares Space Supercycle ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Space Supercycle ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Space Supercycle ETF seeks long term capital appreciation.
VistaShares Robotics Supercycle ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Robotics Supercycle ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Robotics Supercycle ETF seeks long term capital appreciation.
VistaShares Defense Supercycle ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Defense Supercycle ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Defense Supercycle ETF seeks long term capital appreciation.